S000082570 [Member] Shareholder Fees	Nov. 30, 2025 USD ($)
AB Tax-Aware Long Municipal ETF | AB Tax-Aware Long Municipal ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0